Bank Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Bank Borrowings (Details) [Line Items]
Debt instrument term, description	The original terms of the loans from Chinese banks range from 4 to 12 months and the interest rates range from 3.80% to 6.00% per annum.
Loan balance	$ 13,301
Bank facility agreement, description	the German bank includes a $13,013 (EUR11 million) 8-year maturity term loan and a $4,732 (EUR4 million) revolving facility (“German Bank Facility Agreement”). The interest rate of the 8-year maturity term loan is EURIBOR plus a margin rate determined by the financial leverage ratio of the Group. The $4,732 (EUR4 million) revolving facility at 6.00% annual interest, needs to be renewed every year (60 days in advance). During the year ended December 31, 2021, the Group drew down the 8-year maturity term loan to the amount of $9,660.
Minimum [Member]
Bank Borrowings (Details) [Line Items]
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate		3.80%
Maximum [Member]
Bank Borrowings (Details) [Line Items]
Long-Term Debt, Percentage Bearing Variable Interest, Percentage Rate		6.00%